Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other receivables, net

	12.31.2025	12.31.2024
Third parties
Receivables from contracts with customers	4,641	3,779
Other trade receivables
Receivables from divestments and Transfer of Rights Agreement	1,132	1,677
Lease receivables	226	298
Other receivables	1,192	592
Subtotal - Third parties	7,191	6,346
Related parties
Receivables from contracts with customers - Investees	77	117
Subtotal - Related parties	77	117
Total trade and other receivables, before ECL	7,268	6,463
Expected credit losses (ECL) - Third parties	(1,780)	(1,639)
Expected credit losses (ECL) - Related parties	(10)	(2)
Total trade and other receivables	5,478	4,822
Current	4,627	3,566
Non-current	851	1,256

Schedule of aging of trade and other receivables

	12.31.2025		12.31.2024
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	5,265	(88)	4,513	(168)
Overdue:
1-90 days	66	(32)	213	(75)
91-180 days	46	(25)	63	(23)
181-365 days	129	(106)	30	(18)
More than 365 days	1,685	(1,529)	1,527	(1,355)
Total	7,191	(1,780)	6,346	(1,639)

Schedule of changes in credit losses provision

Changes	12.31.2025	12.31.2024
Opening balance	1,641	1,615
Additions	158	328
Reversals	(77)	(62)
Write-offs	(58)	(12)
Translation adjustment	126	(228)
Closing balance	1,790	1,641
Current	406	305
Non-current	1,384	1,336